Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
10. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at September 30, 2013 and December 31, 2012:

	September 30,	December 31,
	2013	2012
	(Unaudited)
Compensation and benefits	$402,583	$39,344
Deferred rent	35,664	30,354
Professional fees	130,125	163,500
Other accrued expenses	12,851	6,851
Total accrued expenses and other current liabilities	$581,223	$240,049

9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at:

	December 31,	December 31,
	2013	2012
Compensation and benefits	$499,500	$39,344
Deferred rent	37,463	30,354
Professional fees	134,179	163,500
Other accrued expenses	-	6,851
Total accrued expenses and other current liabilities	$671,142	$240,049